Business Combinations (Details) - Schedule of Assets and Liabilities of Disposal of Subsidiaries - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Business Combinations (Details) - Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Other receivables, prepayments and deposits	RM 7,639
Cash and bank balances	2,950
Other payables and accruals	(65,352)
Total	(54,763)
Realisation of foreign currency translation gain reclassified from reserve	787
Total	(53,976)
Add: Goodwill	47,799
Total	(6,177)
Gain on disposal of subsidiaries at the Group level	6,178
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(2,950)
Net cash outflow upon disposal of subsidiaries	(2,949)
ARB Synergy Group [Member]
Business Combinations (Details) - Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Other receivables, prepayments and deposits	7,639
Cash and bank balances	2,950
Other payables and accruals	(65,352)
Total	(54,763)
Realisation of foreign currency translation gain reclassified from reserve	787
Total	(53,976)
Add: Goodwill	47,799
Total	(6,177)
Gain on disposal of subsidiaries at the Group level	6,178
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(2,950)
Net cash outflow upon disposal of subsidiaries	RM (2,949)